Schedule of Goodwill (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Goodwill Schedule Of Goodwill 1	$ 3,173,879
Goodwill Schedule Of Goodwill 2	6,152,243
Goodwill Schedule Of Goodwill 3	(116,000)
Goodwill Schedule Of Goodwill 4	0
Goodwill Schedule Of Goodwill 5	9,210,122
Goodwill Schedule Of Goodwill 6	24,545,990
Goodwill Schedule Of Goodwill 7	0
Goodwill Schedule Of Goodwill 8	(38,622)
Goodwill Schedule Of Goodwill 9	(9,584,260)
Goodwill Schedule Of Goodwill 10	14,923,108
Goodwill Schedule Of Goodwill 11	27,719,869
Goodwill Schedule Of Goodwill 12	6,152,243
Goodwill Schedule Of Goodwill 13	(154,622)
Goodwill Schedule Of Goodwill 14	(9,584,260)
Goodwill Schedule Of Goodwill 15	$ 24,133,230